Advances Payments for Goods (Tables)	6 Months Ended
Jun. 30, 2025
Advances Payments for Goods [Abstract]
Schedule of Advances Payments for Goods	Advances payments for goods consisted of the following:
	As of June 30, 2025	As of December 31, 2024
Advances payments for goods	$5,176,667	$4,361,465